Distribution Date:	11/18/21	CSAIL 2015-C1 Commercial Mortgage Trust
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,, | New York, NY 10010
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-15		5221 N. O'Connor Blvd.,Suite 800 | Irving, TX 75039
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19		David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
		Controlling Class	Raith Capital Partners, LLC
Modified Loan Detail	25	Representative
Historical Liquidated Loan Detail	26		-
			, | ,
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	126281AW4	1.684000%	43,251,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	126281AX2	2.969900%	56,329,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	126281AY0	3.236100%	270,000,000.00	259,566,591.90	0.00	699,986.21	0.00	0.00	699,986.21	259,566,591.90	33.58%	30.00%
A-4	126281AZ7	3.505000%	405,275,000.00	405,275,000.00	0.00	1,183,740.73	0.00	0.00	1,183,740.73	405,275,000.00	33.58%	30.00%
A-SB	126281BA1	3.351200%	74,606,000.00	48,442,195.93	1,294,116.21	135,282.91	0.00	0.00	1,429,399.12	47,148,079.72	33.58%	30.00%
A-S	126281BD5	3.791000%	84,946,000.00	84,946,000.00	0.00	268,358.57	0.00	0.00	268,358.57	84,946,000.00	25.65%	23.00%
B	126281BE3	4.043700%	66,743,000.00	66,743,000.00	0.00	224,907.22	0.00	0.00	224,907.22	66,743,000.00	19.43%	17.50%
C	126281BF0	4.403522%	53,091,000.00	53,091,000.00	0.00	194,822.80	0.00	0.00	194,822.80	53,091,000.00	14.47%	13.13%
D	126281AL8	3.903522%	62,192,000.00	62,192,000.00	0.00	202,306.51	0.00	0.00	202,306.51	62,192,000.00	8.67%	8.00%
E	126281AN4	4.000000%	24,270,000.00	24,270,000.00	0.00	80,900.00	0.00	0.00	80,900.00	24,270,000.00	6.41%	6.00%
F	126281AQ7	4.000000%	15,168,000.00	15,168,000.00	0.00	50,560.00	0.00	0.00	50,560.00	15,168,000.00	4.99%	4.75%
NR*	126281AS3	4.000000%	57,645,215.00	53,514,569.77	0.00	131,252.30	0.00	0.00	131,252.30	53,514,569.77	0.00%	0.00%
R	126281AU8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,213,516,215.00	1,073,208,357.60	1,294,116.21	3,172,117.25	0.00	0.00	4,466,233.46	1,071,914,241.39

Notional Certificates
X-A	126281BB9	0.964860%	934,407,000.00	798,229,787.83	0.00	641,816.63	0.00	0.00	641,816.63	796,935,671.62
X-B	126281BC7	0.359822%	66,743,000.00	66,743,000.00	0.00	20,012.97	0.00	0.00	20,012.97	66,743,000.00
X-D	126281AC8	0.500000%	62,192,000.00	62,192,000.00	0.00	25,913.33	0.00	0.00	25,913.33	62,192,000.00
X-E	126281AE4	0.403522%	24,270,000.00	24,270,000.00	0.00	8,161.22	0.00	0.00	8,161.22	24,270,000.00
X-F	126281AG9	0.403522%	15,168,000.00	15,168,000.00	0.00	5,100.51	0.00	0.00	5,100.51	15,168,000.00
X-NR	126281AJ3	0.403522%	57,645,215.00	53,514,569.77	0.00	17,995.23	0.00	0.00	17,995.23	53,514,569.77
Notional SubTotal			1,160,425,215.00	1,020,117,357.60	0.00	718,999.89	0.00	0.00	718,999.89	1,018,823,241.39

Deal Distribution Total					1,294,116.21	3,891,117.14	0.00	0.00	5,185,233.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	126281AW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	126281AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	126281AY0	961.35774778	0.00000000	2.59254152	0.00000000	0.00000000	0.00000000	0.00000000	2.59254152	961.35774778
A-4	126281AZ7	1,000.00000000	0.00000000	2.92083334	0.00000000	0.00000000	0.00000000	0.00000000	2.92083334	1,000.00000000
A-SB	126281BA1	649.30697169	17.34600716	1.81329799	0.00000000	0.00000000	0.00000000	0.00000000	19.15930515	631.96096453
A-S	126281BD5	1,000.00000000	0.00000000	3.15916665	0.00000000	0.00000000	0.00000000	0.00000000	3.15916665	1,000.00000000
B	126281BE3	1,000.00000000	0.00000000	3.36974994	0.00000000	0.00000000	0.00000000	0.00000000	3.36974994	1,000.00000000
C	126281BF0	1,000.00000000	0.00000000	3.66960125	0.00000000	0.00000000	0.00000000	0.00000000	3.66960125	1,000.00000000
D	126281AL8	1,000.00000000	0.00000000	3.25293462	0.00000000	0.00000000	0.00000000	0.00000000	3.25293462	1,000.00000000
E	126281AN4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	126281AQ7	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
NR	126281AS3	928.34365819	0.00000000	2.27689844	0.81758044	7.93846254	0.00000000	0.00000000	2.27689844	928.34365819
R	126281AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	126281BB9	854.26349314	0.00000000	0.68687053	0.00000000	0.00000000	0.00000000	0.00000000	0.68687053	852.87853325
X-B	126281BC7	1,000.00000000	0.00000000	0.29985122	0.00000000	0.00000000	0.00000000	0.00000000	0.29985122	1,000.00000000
X-D	126281AC8	1,000.00000000	0.00000000	0.41666661	0.00000000	0.00000000	0.00000000	0.00000000	0.41666661	1,000.00000000
X-E	126281AE4	1,000.00000000	0.00000000	0.33626782	0.00000000	0.00000000	0.00000000	0.00000000	0.33626782	1,000.00000000
X-F	126281AG9	1,000.00000000	0.00000000	0.33626780	0.00000000	0.00000000	0.00000000	0.00000000	0.33626780	1,000.00000000
X-NR	126281AJ3	928.34365819	0.00000000	0.31217214	0.00000000	0.00000000	0.00000000	0.00000000	0.31217214	928.34365819

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	10/01/21 - 10/30/21	30	0.00	699,986.21	0.00	699,986.21	0.00	0.00	0.00	699,986.21	0.00
A-4	10/01/21 - 10/30/21	30	0.00	1,183,740.73	0.00	1,183,740.73	0.00	0.00	0.00	1,183,740.73	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	135,282.91	0.00	135,282.91	0.00	0.00	0.00	135,282.91	0.00
X-A	10/01/21 - 10/30/21	30	0.00	641,816.63	0.00	641,816.63	0.00	0.00	0.00	641,816.63	0.00
X-B	10/01/21 - 10/30/21	30	0.00	20,012.97	0.00	20,012.97	0.00	0.00	0.00	20,012.97	0.00
X-D	10/01/21 - 10/30/21	30	0.00	25,913.33	0.00	25,913.33	0.00	0.00	0.00	25,913.33	0.00
X-E	10/01/21 - 10/30/21	30	0.00	8,161.22	0.00	8,161.22	0.00	0.00	0.00	8,161.22	0.00
X-F	10/01/21 - 10/30/21	30	0.00	5,100.51	0.00	5,100.51	0.00	0.00	0.00	5,100.51	0.00
X-NR	10/01/21 - 10/30/21	30	0.00	17,995.23	0.00	17,995.23	0.00	0.00	0.00	17,995.23	0.00
A-S	10/01/21 - 10/30/21	30	0.00	268,358.57	0.00	268,358.57	0.00	0.00	0.00	268,358.57	0.00
B	10/01/21 - 10/30/21	30	0.00	224,907.22	0.00	224,907.22	0.00	0.00	0.00	224,907.22	0.00
C	10/01/21 - 10/30/21	30	0.00	194,822.80	0.00	194,822.80	0.00	0.00	0.00	194,822.80	0.00
D	10/01/21 - 10/30/21	30	0.00	202,306.51	0.00	202,306.51	0.00	0.00	0.00	202,306.51	0.00
E	10/01/21 - 10/30/21	30	0.00	80,900.00	0.00	80,900.00	0.00	0.00	0.00	80,900.00	0.00
F	10/01/21 - 10/30/21	30	0.00	50,560.00	0.00	50,560.00	0.00	0.00	0.00	50,560.00	0.00
NR	10/01/21 - 10/30/21	30	409,121.04	178,381.90	0.00	178,381.90	47,129.60	0.00	0.00	131,252.30	457,614.38
Totals			409,121.04	3,938,246.74	0.00	3,938,246.74	47,129.60	0.00	0.00	3,891,117.14	457,614.38

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	5,185,233.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,949,619.53	Master Servicing Fee	5,827.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,511.78
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	462.08
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,571.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,949,619.53	Total Fees	11,372.75

Principal		Expenses/Reimbursements
Scheduled Principal	1,294,116.21	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	24,107.01
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,277.01
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	745.58
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,294,116.21	Total Expenses/Reimbursements	47,129.60

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,891,117.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,294,116.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,185,233.35
Total Funds Collected	5,243,735.74	Total Funds Distributed	5,243,735.70

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,073,208,357.60	1,073,208,357.60	Beginning Certificate Balance	1,073,208,357.60
(-) Scheduled Principal Collections	1,294,116.21	1,294,116.21	(-) Principal Distributions	1,294,116.21
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,071,914,241.39	1,071,914,241.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,074,675,802.77	1,074,675,802.77	Ending Certificate Balance	1,071,914,241.39
Ending Actual Collateral Balance	1,073,558,363.24	1,073,558,363.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	192,772,850.28	17.98%	36	4.5073	NAP	Defeased	18	192,772,850.28	17.98%	36	4.5073	NAP
	4,999,999 or less	20	62,647,560.53	5.84%	37	4.4549	2.081763	1.25 or less	17	420,837,345.83	39.26%	37	4.2631	(0.280667)
5,000,000 to 9,999,999		14	99,028,814.52	9.24%	36	4.6479	1.729644	1.26 to 1.50	10	135,262,985.51	12.62%	38	4.1370	1.382874
10,000,000 to 19,999,999		11	161,049,528.60	15.02%	38	4.5760	1.425832	1.51 to 1.75	5	50,063,614.67	4.67%	38	4.6539	1.582868
20,000,000 to 24,999,999		3	65,888,085.15	6.15%	37	4.2483	1.264716	1.76 to 2.00	7	49,366,026.92	4.61%	38	4.4411	1.878867
25,000,000 to 49,999,999		4	125,321,712.75	11.69%	38	4.1399	1.613015	2.01 to 2.25	7	64,909,391.11	6.06%	37	4.4420	2.142909
	50,000,000 or greater	4	365,205,689.56	34.07%	36	3.9345	0.240172	2.26 to 2.50	1	2,128,096.74	0.20%	32	4.9200	2.380000
	Totals	74	1,071,914,241.39	100.00%	37	4.2735	1.099170	2.51 to 2.75	1	29,522,877.58	2.75%	37	4.4500	2.740000
								2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
								3.01 or greater	8	127,051,052.75	11.85%	35	3.7457	3.451635
								Totals	74	1,071,914,241.39	100.00%	37	4.2735	1.099170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	33	192,772,850.28	17.98%	36	4.5073	NAP
							Defeased	33	192,772,850.28	17.98%	36	4.5073	NAP
California	16	128,950,385.95	12.03%	38	4.3058	1.828357
							Industrial	5	23,002,704.93	2.15%	39	4.4447	1.504363
Connecticut	1	77,179,054.00	7.20%	40	3.8000	0.990000
							Lodging	12	261,400,201.28	24.39%	35	4.3151	(0.927982)
Delaware	1	18,370,707.10	1.71%	38	4.3000	1.500000
							Mixed Use	2	32,156,456.94	3.00%	39	4.4252	1.112517
Florida	6	35,760,232.89	3.34%	37	4.5365	2.604534
							Mobile Home Park	10	35,408,142.78	3.30%	37	4.5652	2.337142
Georgia	5	25,279,926.78	2.36%	39	4.4570	1.778576
							Multi-Family	10	103,373,981.20	9.64%	37	4.6013	1.909817
Indiana	2	12,585,248.53	1.17%	35	4.9400	0.811520
							Office	5	133,353,404.66	12.44%	35	3.8177	2.705375
Kentucky	1	7,552,989.14	0.70%	35	4.9400	0.390000
							Retail	17	264,678,616.63	24.69%	38	4.0580	1.420319
Louisiana	3	29,385,796.43	2.74%	36	4.5416	1.546065
							Self Storage	7	23,153,526.38	2.16%	38	4.5908	2.420968
Maryland	2	47,580,719.13	4.44%	40	3.8626	1.399638
							Totals	101	1,071,914,241.39	100.00%	37	4.2735	1.099170
Michigan	1	8,113,281.54	0.76%	32	4.9100	3.640000

Missouri	2	36,737,034.08	3.43%	36	4.1845	1.375266

Nebraska	1	5,334,014.67	0.50%	37	4.7000	1.550000

New Jersey	1	11,431,530.78	1.07%	38	4.4900	1.610000

New York	4	288,026,635.56	26.87%	35	3.9706	0.039249

North Carolina	2	5,934,850.08	0.55%	38	4.5364	1.362309

Ohio	1	11,146,074.17	1.04%	38	4.5100	0.310000

Oregon	2	9,897,332.67	0.92%	37	4.4460	1.694404

South Carolina	1	5,735,925.68	0.54%	38	4.4700	2.130000

Tennessee	1	4,619,839.54	0.43%	37	4.3300	1.490000

Texas	9	80,578,849.38	7.52%	38	4.7488	1.107142

Virginia	5	19,322,163.50	1.80%	38	4.4219	1.858822

Washington	1	7,004,443.20	0.65%	36	4.5100	1.020000

Totals	101	1,071,914,241.39	100.00%	37	4.2735	1.099170

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	192,772,850.28	17.98%	36	4.5073	NAP	Defeased	18	192,772,850.28	17.98%	36	4.5073	NAP
	4.0000% or less	7	250,633,456.36	23.38%	38	3.7335	2.230314	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	3	140,571,043.91	13.11%	36	4.0329	(1.267111)	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	25	333,704,840.98	31.13%	37	4.4038	0.875925	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	8	63,870,581.86	5.96%	38	4.5987	1.550283	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	10	81,406,581.47	7.59%	37	4.9038	1.410099	49 months or greater	56	879,141,391.11	82.02%	37	4.2223	1.028867
	5.0001% or greater	3	8,954,886.53	0.84%	35	5.2280	1.958481	Totals	74	1,071,914,241.39	100.00%	37	4.2735	1.099170
	Totals	74	1,071,914,241.39	100.00%	37	4.2735	1.099170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	192,772,850.28	17.98%	36	4.5073	NAP	Defeased	18	192,772,850.28	17.98%	36	4.5073	NAP
	60 months or less	56	879,141,391.11	82.02%	37	4.2223	1.028867	Interest Only	5	335,296,580.00	31.28%	37	3.8125	0.793796
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	51	543,844,811.11	50.74%	37	4.4749	1.173795
	Totals	74	1,071,914,241.39	100.00%	37	4.2735	1.099170	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	74	1,071,914,241.39	100.00%	37	4.2735	1.099170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	192,772,850.28	17.98%	36	4.5073	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	1,780,552.21	0.17%	36	4.2800	2.110000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	5	92,041,874.37	8.59%	38	4.3813	1.338889	Totals	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	49	755,796,086.95	70.51%	37	4.1939	0.921725
	2 years or greater	1	29,522,877.58	2.75%	37	4.4500	2.740000
	Totals	74	1,071,914,241.39	100.00%	37	4.2735	1.099170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10092616	1	LO	New York	NY	Actual/360	4.021%	380,887.53	0.00	0.00	N/A	11/06/24	--	110,000,000.00	110,000,000.00	11/06/21
2	10091896	1	OF	New York	NY	Actual/360	3.580%	308,277.78	0.00	0.00	N/A	10/06/24	--	100,000,000.00	100,000,000.00	11/06/21
3	10087539	1	LO	New York	NY	Actual/360	4.400%	296,143.90	134,510.48	0.00	N/A	08/06/24	--	78,161,146.04	78,026,635.56	11/06/21
4	10096283	1	RT	Trumbull	CT	Actual/360	3.800%	252,547.02	0.00	0.00	N/A	03/01/25	--	77,179,054.00	77,179,054.00	11/01/21
5	10096279	1	RT	Wheaton	MD	Actual/360	3.800%	139,454.02	0.00	0.00	N/A	03/01/25	--	42,617,526.00	42,617,526.00	11/01/21
6	10091894	1	MH	Various	FL	Actual/360	4.620%	125,053.14	47,679.42	0.00	N/A	10/06/24	--	31,433,550.71	31,385,871.29	11/06/21
7	10093827	1	Various Various		Various	Actual/360	4.560%	126,148.59	45,297.63	0.00	N/A	01/06/25	--	32,126,125.67	32,080,828.04	11/06/21
8	10096939	1	MU	Los Angeles	CA	Actual/360	4.400%	106,709.51	53,533.98	0.00	N/A	02/06/25	--	28,163,799.24	28,110,265.26	01/06/21
9	10096940	1	MF	Tallahassee	FL	Actual/360	4.450%	113,283.68	40,098.68	0.00	N/A	12/06/24	--	29,562,976.26	29,522,877.58	11/06/21
10	10093954	1	RT	Chesterfield	MO	Actual/360	4.061%	87,802.98	37,241.08	0.00	N/A	10/06/24	--	25,108,284.99	25,071,043.91	11/06/21
11	10092142	1	MF	Various	NC	Actual/360	4.411%	89,372.52	44,169.34	0.00	N/A	11/06/24	--	23,529,231.73	23,485,062.39	11/06/21
12	10092139	1	MF	Various	NC	Actual/360	4.411%	89,004.61	43,987.52	0.00	N/A	11/06/24	--	23,432,372.98	23,388,385.46	11/06/21
13	10096941	1	RT	Rancho Santa Margarit	CA	Actual/360	4.290%	85,650.85	32,334.84	0.00	N/A	01/05/25	--	23,185,431.54	23,153,096.70	11/05/21
14	10092051	1	RT	Eureka	CA	Actual/360	3.962%	74,456.13	37,222.25	0.00	N/A	11/06/24	--	21,823,620.96	21,786,398.71	06/06/21
15	10096942	1	OF	Houston	TX	Actual/360	4.500%	81,284.90	28,159.13	0.00	N/A	12/06/24	--	20,976,748.87	20,948,589.74	03/06/21
16	10093812	1	RT	Newark	DE	Actual/360	4.300%	68,155.09	35,767.91	0.00	N/A	01/06/25	--	18,406,475.01	18,370,707.10	11/06/21
18	10092610	1	MF	Lafayette	LA	Actual/360	4.430%	69,497.96	28,496.28	0.00	N/A	11/06/24	--	18,218,354.33	18,189,858.05	11/06/21
19	10095979	1	MH	Various	Various	Actual/360	4.400%	64,525.90	32,371.34	0.00	N/A	02/06/25	--	17,030,296.90	16,997,925.56	11/06/21
20	10093911	1	Various Various		Various	Actual/360	4.660%	63,827.72	43,513.35	0.00	N/A	01/06/25	--	15,906,119.34	15,862,605.99	09/06/21
21	10096944	1	MF	Austin	TX	Actual/360	4.830%	68,511.53	28,887.31	0.00	N/A	03/06/25	--	16,472,418.53	16,443,531.22	11/06/21
22	10095828	1	SS	Various	TX	Actual/360	4.970%	71,444.57	24,853.57	0.00	N/A	02/06/25	--	16,693,739.49	16,668,885.92	11/06/21
24	10091679	1	MF	Houston	TX	Actual/360	4.880%	53,462.54	21,198.62	0.00	N/A	10/06/24	--	12,722,444.11	12,701,245.49	11/06/21
25	10093803	1	IN	Wall Township	NJ	Actual/360	4.490%	44,322.57	32,026.37	0.00	N/A	01/06/25	--	11,463,557.15	11,431,530.78	11/06/21
26	10095831	1	LO	New Albany	OH	Actual/360	4.510%	43,407.99	31,149.64	0.00	N/A	01/06/25	--	11,177,223.81	11,146,074.17	11/06/21
27	10096199	1	IN	Santa Clarita	CA	Actual/360	4.400%	43,909.84	17,934.13	0.00	N/A	02/06/25	--	11,589,108.28	11,571,174.15	11/06/21
28	10092950	1	MF	Fayetteville	NC	Actual/360	4.475%	43,602.11	18,790.21	0.00	N/A	11/06/24	--	11,315,018.62	11,296,228.41	11/06/21
29	10095915	1	RT	Lake Ozark	MO	Actual/360	4.450%	44,763.52	15,682.73	0.00	N/A	02/06/25	--	11,681,672.90	11,665,990.17	11/06/21
30	10093872	1	MF	Fayetteville	NC	Actual/360	4.400%	40,901.96	17,967.49	0.00	N/A	01/06/25	--	10,795,237.43	10,777,269.94	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	10093598	1	LO	Macon	GA	Actual/360	4.420%	37,933.28	18,987.06	0.00	N/A	01/06/25	--	9,966,413.55	9,947,426.49	11/06/21
32	10093848	1	MF	Houston	TX	Actual/360	4.390%	36,947.30	17,446.23	0.00	N/A	01/06/25	--	9,773,700.26	9,756,254.03	11/06/21
35	10093196	1	RT	Baton Rouge	LA	Actual/360	4.680%	33,780.82	15,375.64	0.00	N/A	12/06/24	--	8,382,337.10	8,366,961.46	11/06/21
36	10087366	1	MH	Whitmore Lake	MI	Actual/360	4.910%	34,365.91	14,782.55	0.00	N/A	07/06/24	--	8,128,064.09	8,113,281.54	11/06/21
37	10093750	1	MF	Houston	TX	Actual/360	4.540%	30,820.18	11,941.26	0.00	N/A	01/06/25	--	7,883,518.32	7,871,577.06	11/06/21
38	10095998	1	LO	Lithonia	GA	Actual/360	4.550%	28,888.58	13,668.07	0.00	N/A	02/06/25	--	7,373,191.88	7,359,523.81	11/06/21
39	10091722	1	LO	Louisville	KY	Actual/360	4.940%	32,178.89	11,593.60	0.00	N/A	10/06/24	--	7,564,582.74	7,552,989.14	11/06/21
40	10093239	1	MF	Gainesville	FL	Actual/360	4.520%	27,513.68	13,319.42	0.00	N/A	12/06/24	--	7,068,887.36	7,055,567.94	11/06/21
41	10096946	1	OF	Redmond	WA	Actual/360	4.510%	27,254.29	13,328.08	0.00	N/A	11/05/24	--	7,017,771.28	7,004,443.20	11/05/21
42	10091719	1	LO	Indianapolis	IN	Actual/360	4.940%	30,493.52	10,986.38	0.00	N/A	10/06/24	--	7,168,386.51	7,157,400.13	11/06/21
43	10087793	1	MH	Battle Creek	MI	Actual/360	4.310%	25,880.42	11,278.99	0.00	N/A	09/06/24	--	6,973,243.23	6,961,964.24	11/06/21
44	10096947	1	MF	Houston	TX	Actual/360	5.140%	29,378.63	11,390.79	0.00	N/A	10/06/24	--	6,637,570.97	6,626,180.18	11/06/21
45	10091725	1	MF	Daytona Beach	FL	Actual/360	5.040%	27,633.63	9,575.92	0.00	N/A	10/06/24	--	6,367,195.38	6,357,619.46	11/06/21
46	10092144	1	MF	Fort Walton Beach	FL	Actual/360	4.250%	21,747.76	9,613.41	0.00	N/A	11/06/24	--	5,942,462.52	5,932,849.11	11/06/21
47	10092670	1	LO	Lincoln	NE	Actual/360	4.700%	21,647.26	14,656.44	0.00	N/A	12/06/24	--	5,348,671.11	5,334,014.67	03/06/20
48	10093748	1	LO	Canton	GA	Actual/360	4.550%	21,756.62	10,351.99	0.00	N/A	01/06/25	--	5,552,913.79	5,542,561.80	11/06/21
49	10093908	1	MH	Murrells Inlet	SC	Actual/360	4.470%	22,114.88	9,441.64	0.00	N/A	01/06/25	--	5,745,367.32	5,735,925.68	11/06/21
50	10096948	1	RT	Timonium	MD	Actual/360	4.400%	18,858.61	14,151.69	0.00	N/A	12/05/24	--	4,977,344.82	4,963,193.13	11/05/21
51	10091723	1	LO	Clarksville	IN	Actual/360	4.940%	23,124.91	8,331.57	0.00	N/A	10/06/24	--	5,436,179.97	5,427,848.40	11/06/21
52	10092951	1	RT	Aloha	OR	Actual/360	4.350%	19,315.84	10,055.06	0.00	N/A	11/06/24	--	5,156,620.85	5,146,565.79	11/06/21
53	10093976	1	MF	Escondido	CA	Actual/360	4.140%	19,607.50	0.00	0.00	N/A	02/06/25	--	5,500,000.00	5,500,000.00	11/06/21
54	10093490	1	RT	Ontario	OR	Actual/360	4.550%	18,648.53	8,873.14	0.00	N/A	01/06/25	--	4,759,640.02	4,750,766.88	11/06/21
55	10096949	1	OF	Newark	CA	Actual/360	4.490%	17,967.71	8,855.13	0.00	N/A	11/05/24	--	4,647,154.84	4,638,299.71	11/05/21
56	10096950	1	RT	Bartlett	TN	Actual/360	4.330%	17,259.14	9,000.41	0.00	N/A	12/05/24	--	4,628,839.95	4,619,839.54	11/05/21
57	10096951	1	RT	Long Beach	CA	Actual/360	4.400%	17,722.80	7,315.25	0.00	N/A	12/05/24	--	4,677,571.15	4,670,255.90	11/05/21
58	10093339	1	MF	Gainesville	FL	Actual/360	4.520%	16,973.61	8,216.96	0.00	N/A	12/06/24	--	4,360,905.56	4,352,688.60	11/06/21
59	10096952	1	OF	Virginia Beach	VA	Actual/360	4.440%	16,324.18	8,203.24	0.00	N/A	11/05/24	--	4,269,618.71	4,261,415.47	11/05/21
60	10096953	1	OF	Alameda	CA	Actual/360	4.450%	15,846.63	6,820.71	0.00	N/A	01/06/25	--	4,135,402.82	4,128,582.11	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	10096954	1	MU	Durham	NC	Actual/360	4.600%	16,053.17	6,503.18	0.00	N/A	01/05/25	--	4,052,694.86	4,046,191.68	11/05/21
62	10096209	1	LO	Madison	GA	Actual/360	4.500%	13,933.15	9,967.65	0.00	N/A	02/06/25	--	3,595,650.57	3,585,682.92	11/06/21
63	10093749	1	SS	Stanton	CA	Actual/360	4.000%	11,914.14	10,255.01	0.00	N/A	01/06/25	--	3,458,944.29	3,448,689.28	11/06/21
64	10093559	1	SS	Cerritos	CA	Actual/360	4.000%	11,313.59	9,799.88	0.00	N/A	12/06/24	--	3,284,590.75	3,274,790.87	11/06/21
65	10096955	1	RT	San Bernardino	CA	Actual/360	4.500%	13,084.07	6,423.31	0.00	N/A	11/05/24	--	3,376,533.69	3,370,110.38	11/05/21
66	10093560	1	RT	Beverly Hills	CA	Actual/360	4.280%	12,886.77	4,886.35	0.00	N/A	01/06/25	--	3,496,561.58	3,491,675.23	11/06/21
68	10096189	1	RT	Richmond Hill	GA	Actual/360	4.350%	11,525.94	5,897.47	0.00	N/A	02/06/25	--	3,077,003.23	3,071,105.76	11/06/21
69	10093873	1	MH	Various	IL	Actual/360	4.300%	10,989.56	5,380.79	0.00	N/A	01/06/25	--	2,967,922.27	2,962,541.48	11/06/21
70	10093487	1	MH	Lake Charles	LA	Actual/360	4.850%	11,836.00	5,050.14	0.00	N/A	12/06/24	--	2,834,027.06	2,828,976.92	11/06/21
72	10096956	1	MF	College Station	TX	Actual/360	4.550%	10,800.99	4,488.83	0.00	N/A	12/06/24	--	2,756,723.02	2,752,234.19	11/06/21
73	10093629	1	RT	Visalia	CA	Actual/360	4.800%	9,872.96	4,293.00	0.00	N/A	12/06/24	--	2,388,618.97	2,384,325.97	11/06/21
74	10093551	1	SS	Irwindale	CA	Actual/360	4.000%	8,028.67	3,906.71	0.00	N/A	01/06/25	--	2,330,904.21	2,326,997.50	11/06/21
77	10087176	1	MF	Tallahassee	FL	Actual/360	4.920%	9,030.18	3,337.50	0.00	N/A	07/06/24	--	2,131,434.24	2,128,096.74	11/06/21
78	10091684	1	MH	San Antonio	TX	Actual/360	4.780%	7,433.76	3,297.11	0.00	N/A	10/06/24	--	1,806,016.16	1,802,719.05	11/06/21
79	10092145	1	MH	Holly Hill	FL	Actual/360	4.280%	6,572.90	2,869.07	0.00	N/A	11/06/24	--	1,783,421.28	1,780,552.21	11/06/21
80	10096190	1	MF	Savannah	GA	Actual/360	4.350%	4,939.69	2,527.49	0.00	N/A	02/06/25	--	1,318,715.29	1,316,187.80	11/06/21
81	10093881	1	MF	Cocoa	FL	Actual/360	5.410%	5,556.40	2,965.74	0.00	N/A	01/06/25	--	1,192,715.85	1,189,750.11	11/06/21
82	10096958	1	OF	Boynton Beach	FL	Actual/360	5.550%	5,452.02	1,833.05	0.00	N/A	09/05/24	--	1,140,789.29	1,138,956.24	11/05/21
Totals								3,949,619.53	1,294,116.21	0.00				1,073,208,357.60	1,071,914,241.39
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	(14,508,154.88)	(15,916,690.06)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	27,801,342.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	(4,383,846.82)	(5,096,861.32)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	10,940,661.00	3,490,650.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	22,114,681.15	6,964,135.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	1	0.00	0.00	--	--	12/11/20	(1,960,561.02)	0.00	159,976.72	1,600,707.67	0.00	0.00
9	1	0.00	1,924,248.82	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	7,430,040.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1	1,908,788.03	1,034,674.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	3,081,624.15	01/01/20	06/30/20	--	0.00	0.00	111,471.66	557,721.76	0.00	0.00
15	1	0.00	239,215.12	01/01/20	09/30/20	10/12/21	5,363,185.13	40,848.85	88,502.54	833,748.81	0.00	0.00
16	1	2,238,464.29	1,020,874.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	323.25	0.00
18	1	1,314,652.23	1,152,780.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,162,951.30	1,096,671.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	107,190.40	857,927.55	0.00	0.00
21	1	1,933,592.01	750,099.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,241,564.74	898,296.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,133,965.04	509,724.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,516,220.22	779,285.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	185,039.39	482,164.56	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	1,124,932.89	573,523.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	1,170,909.64	878,950.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1	892,720.46	943,458.49	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,284,778.46	644,848.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	978,282.03	663,669.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	2,157,804.97	1,088,900.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1	592,449.30	1,151,348.59	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	362,791.97	295,262.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	715,973.01	280,928.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	383,238.43	385,790.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	1,198,255.67	836,522.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	0.00	758,338.19	04/01/19	03/31/20	11/12/20	832,127.81	48,393.52	32,888.82	677,132.54	5,658.54	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	777,624.65	614,736.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	752,135.36	562,476.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	634,893.32	517,407.72	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	466,649.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	737,339.30	375,054.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	692,710.92	563,329.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1	671,510.52	419,133.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	576,592.82	284,361.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	548,583.00	564,185.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	1	368,469.58	168,749.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	284,663.26	338,409.87	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	829,329.32	753,678.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	0.00	874,554.97	02/01/20	01/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	317,317.92	146,393.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	416,440.48	310,612.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	1	601,957.90	572,842.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	1	343,352.99	101,184.18	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	1	142,223.04	127,122.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	1	572,005.84	321,166.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	1	304,674.48	190,355.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	1	250,601.87	157,610.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	1	165,574.94	84,879.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	1	182,729.66	69,774.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		84,529,477.66	19,030,453.47				4,234,751.92	89,242.37	500,030.14	4,527,238.33	5,981.79	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	1	15,862,605.99	0	0.00	4	76,179,268.38	3	54,392,869.67	0	0.00	0	0.00	0	0.00	0	0.00	4.273527%	4.261222%	37
10/18/21	0	0.00	0	0.00	4	76,312,840.18	3	54,489,219.22	0	0.00	0	0.00	0	0.00	0	0.00	4.273779%	4.261472%	38
09/17/21	0	0.00	1	21,863,114.62	3	54,591,948.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274047%	4.261740%	39
08/17/21	1	21,900,076.02	0	0.00	3	54,687,533.76	0	0.00	0	0.00	0	0.00	1	1.05	0	0.00	4.274295%	4.261988%	40
07/16/21	1	21,936,911.75	0	0.00	3	54,782,752.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274541%	4.262233%	41
06/17/21	0	0.00	2	43,069,547.34	2	33,790,876.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274805%	4.262496%	42
05/17/21	2	43,133,724.52	0	0.00	2	33,857,739.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275048%	4.262738%	43
04/16/21	1	22,051,481.81	0	0.00	2	33,928,522.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275308%	4.262998%	44
03/17/21	0	0.00	1	28,543,153.71	1	5,451,704.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275548%	4.263237%	45
02/18/21	1	21,213,813.89	2	50,736,785.15	1	5,468,020.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275843%	4.263531%	46
01/15/21	0	0.00	1	28,657,167.48	2	27,649,468.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.276080%	4.263767%	47
12/17/20	0	0.00	0	0.00	3	56,408,091.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.276315%	4.264001%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	10096939	01/06/21	9	3	159,976.72	1,600,707.67	20,740.27	28,657,167.48	05/27/20	2		03/16/21
14	10092051	06/06/21	4	3	111,471.66	557,721.76	68,282.20	21,976,032.60	10/14/20	2
15	10096942	03/06/21	7	3	88,502.54	833,748.81	5,650.00	21,178,618.21	12/10/20	2		05/14/21
20	10093911	09/06/21	1	1	107,190.40	857,927.55	0.00	16,202,903.16	04/23/20	98
47	10092670	03/06/20	19	3	32,888.82	677,132.54	29,474.79	5,623,047.31	06/26/20	2		03/16/21
Totals					500,030.14	4,527,238.33	124,147.26	93,637,768.76
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		540,732,020	518,945,622	21,786,399		0
37 - 48 Months		531,182,221	460,926,745	15,862,606		54,392,870
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,071,914,241	979,872,367	15,862,606	0	21,786,399	54,392,870
Oct-21	1,073,208,358	996,895,517	0	0	21,823,621	54,489,219
Sep-21	1,074,589,214	998,134,151	0	21,863,115	54,591,948	0
Aug-21	1,075,873,045	999,285,435	21,900,076	0	54,687,534	0
Jul-21	1,077,151,941	1,000,432,277	21,936,912	0	54,782,752	0
Jun-21	1,078,518,123	1,001,657,699	0	43,069,547	33,790,876	0
May-21	1,079,786,848	1,002,795,384	43,133,725	0	33,857,739	0
Apr-21	1,081,143,224	1,025,163,220	22,051,482	0	33,928,523	0
Mar-21	1,082,401,857	1,048,406,999	0	28,543,154	5,451,705	0
Feb-21	1,083,934,274	1,006,515,655	21,213,814	50,736,785	5,468,020	0
Jan-21	1,085,182,174	1,028,875,538	0	28,657,167	27,649,468	0
Dec-20	1,086,425,277	1,030,017,185	0	0	56,408,092	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	10096939	28,110,265.26	28,657,167.48	33,600,000.00	08/27/20	2,137,354.19	1.11000	12/31/19	02/06/25	278
14	10092051	21,786,398.71	21,976,032.60	69,000,000.00	09/02/14	2,934,382.41	2.21000	06/30/20	11/06/24	279
15	10096942	20,948,589.74	21,178,618.21	15,330,000.00	04/09/21	111,094.12	0.11000	09/30/20	12/06/24	279
20	10093911	15,862,605.99	16,202,903.16	22,100,000.00	07/15/20	2,708,107.64	2.10000	12/31/19	01/06/25	217
47	10092670	5,334,014.67	5,623,047.31	5,360,000.00	09/23/20	675,846.19	1.55000	03/31/20	12/06/24	216
Totals		92,041,874.37	93,637,768.76	145,390,000.00		8,566,784.55

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	10096939	MU	CA	05/27/20	2

11/12/2021

COVID related transfer. Borrower requested forbearance of loan payments. PNL signed. Borrower rejected proposed FB terms. NOD sent to borrower 3/16/21. Court approved receivership 4/29/21. Leasing activity indicating a decline in rental ra tes. Receiver reports occupancy of 75% in 9/2021. They are addressing tenant delinquency, deferred maintenance and are actively leasing and renewing leases. Foreclosure anticipated in 45-60 days.

14	10092051	RT	CA	10/14/20	2

11/12/2021

Borrower previously stated a desire to transfer this property back to the lender. Counsel was engaged, title ordered, 3rd party reports were ordered. As of 5/31/2021 the property was 66.9% occupied with 204,593 SF of vacant space.

	The in-line space is 59% occupied with 100,689 SF of vacant space. Discussions are ongoing with the Borrower regarding curing outstanding loan balances/deficiencies.

15	10096942	OF	TX	12/10/20	2

11/12/2021

Loan transferred 12/10/20 due to imminent default. Borrower stated they would no longer cover property operating shortfalls. Borrower consented to foreclosure and appointment of a receiver. Receiver appointed 5/24/21. Receiver

	reports occu pancy of 37% in 9/2021. Receiver is actively leasing. Foreclosure anticipated in 12/2021.

20	10093911	Various	Various	04/23/20	98

11/12/2021

COVID related transfer. 6 month forbearance structure closed on 9.18.20, which ran from May through October. Borrower has made all debt service payments since. Under the terms of the forbearance, the borrower has a bring current date of Novemb er 2021for all amounts due and owing. September 2021 occupancy at 49.01%, YTD occupancy at 51.04%. During the Forbearance Period, 5/06/2020 - 11/05/2020, Principal & Interest is deferred. Deferred payments are

	due on or prior to 11/05/2021,.

47	10092670	LO	NE	06/26/20	2

11/12/2021

COVID related transfer. Borrower requested forbearance. PNL signed 7/22/20. New PIP originally to be completed in 2021.Forbearance terms were proposed. Borrower proposed a DIL transfer of title instead. Could not reach acceptable terms with Borrower. Engaged counsel. NOD sent 1/13/21. Borrower consented to receivership. Court ordered the receivership on 3/23/21. Occupancy is 78% T12 through 9/2021. Foreclosure anticipated in Jan 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
20	10093911	1	16,429,216.18	4.66000%	16,429,216.18 4.66000%		10	09/18/20	05/06/20	05/06/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	06/06/20	06/06/20	09/01/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	08/21/20	06/06/20	09/01/20
Totals			16,429,216.18		16,429,216.18
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
33	10092149 11/18/20	9,487,874.23	4,900,000.00	7,099,246.43	482,739.12	5,839,967.43	5,357,228.31	4,130,645.92	0.00	0.00	4,130,645.92	39.90%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,487,874.23	4,900,000.00	7,099,246.43	482,739.12	5,839,967.43	5,357,228.31	4,130,645.92	0.00	0.00	4,130,645.92

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/18/21	0.00	(14,282.17)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(14,234.72)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(14,187.43)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(14,140.30)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(14,093.32)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(14,046.50)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(13,999.83)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(13,953.32)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(13,906.97)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(13,860.76)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(13,814.71)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(13,768.82)	0.00	0.00	0.00	0.00	0.00	0.00
33	10092149	11/18/20	0.00	0.00	4,130,645.92	0.00	0.00	4,130,645.92	0.00	0.00	4,130,645.92
Current Period Totals			0.00	(14,282.17)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(168,288.85)	4,130,645.92	0.00	0.00	4,130,645.92	0.00	0.00	4,130,645.92

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	6,063.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,698.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,515.83	0.00	0.00	20,742.79	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	745.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	3,364.22	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,277.01	0.00	745.58	24,107.01	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		47,129.60

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Supplemental Notes
None

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